Share-based payments - Unrecognized Share-based Compensation Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Unrecognized Share-based Compensation Cost
Total unrecognized expense	$ 24,308	$ 24,466
EDIP | Time vesting shares
Unrecognized Share-based Compensation Cost
Unrecognized cost	$ 11,774	$ 14,234
Weighted average years over which it is expected to be recognized	2 years 7 months 28 days	3 years 4 months 6 days
ELTIP | Time vesting shares
Unrecognized Share-based Compensation Cost
Unrecognized cost	$ 118	$ 0
Weighted average years over which it is expected to be recognized	2 years 1 month 13 days	0 years
ELTIP | Performance vesting shares
Unrecognized Share-based Compensation Cost
Unrecognized cost	$ 12,416	$ 10,232
Weighted average years over which it is expected to be recognized	1 year 9 months 3 days	1 year 9 months